Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Stock-Based Compensation [Abstract]
Weighted Average Fair Values per Stock Option and Assumptions for Options Granted
2023 2022
Weighted average FV per option $ 6.32 $ 5.35
Expected term
(1)
5

years
5

years
Risk-free interest rate
(2)

3.53%

1.79%
Expected dividend yield
(3)

5.05%

4.55%
Expected volatility
(4)

20.07%

18.87%
(1) The expected term of the option awards is calculated based on historical exercise behaviour and represents the period of time
that the options are expected to be outstanding.
(2) Based on the Bank of Canada five-year government bond yields.
(3) Incorporates current dividend rates and historical dividend increase patterns.
(4) Estimated using the five-year historical volatility.

Summary of Stock Option Information
Total Options Non-Vested Options
(1)
Number of
Options

Weighted
average exercise
price per share
Number of
Options
Weighted
average grant
date fair-value
Outstanding as at December 31, 2022 2,853,879 $ 50.41 1,348,400 $ 4.08
Granted

483,100 54.64 483,100 6.32
Exercised (146,475) 43.94 N/A N/A
Forfeited (94,900) 56.32 (51,625) 3.61
Vested N/A N/A (526,620) 3.58
Options outstanding December 31, 2023 3,095,604 $ 51.20 1,253,255 $ 5.17
Options exercisable December 31, 2023
(2)(3)
1,842,349 $ 48.39
(1) As at December 31, 2023, there was $ 5

million of unrecognized compensation related to stock options not yet vested which is expected to be recognized over a weighted average period of approximately 3 years (2022 – $
4

million,
3

years).
(2) As at December 31, 2023, the weighted average remaining term of vested options was 5 years with an aggregate intrinsic value of
$ 8

million (2022 –
5

years, $
10

million).
(3) As at December 31, 2023, the FV of options that vested in the year was $ 2 million (2022 – $
2

million).

Summary of Activity Related to Employee and Director Deferred Share Units
Employee
DSU
Weighted
Average
Grant Date
FV
Director

DSU
Weighted
Average
Grant Date
FV
Outstanding as at December 31, 2022 627,223 $ 41.55 664,258 $ 45.83
Granted including DRIP 85,740 47.66 117,893 49.99
Exercised N/A N/A (53,093) 49.39
Outstanding and exercisable as at December 31, 2023 712,963 $ 42.29 729,058 $ 46.24

Summary of Activity Related to Employee Performance Share Units
Employee PSU
Weighted Average
Grant Date FV Aggregate intrinsic value
Outstanding as at December 31, 2022 690,446 $ 56.24 $ 40
Granted including DRIP 386,261 52.71
Exercised (323,155) 54.62
Forfeited (10,187) 55.15
Outstanding as at December 31, 2023 743,365 $ 55.13 $ 41

Summary of Activity Related to Employee Restricted Share Units
Employee RSU
Weighted Average
Grant Date FV Aggregate intrinsic value
Outstanding as at December 31, 2022 508,468 $ 56.25 $ 30
Granted including DRIP 236,537 52.07
Exercised (171,537) 54.62
Forfeited (10,827) 54.76
Outstanding as at December 31, 2023 562,641 $ 55.01 $ 32